Net Defined Benefit Liabilities - Summary of Amounts Recognized the Operating Expenses in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 249,125	₩ 248,047	₩ 243,598
Net Interest cost	5,047	6,494	12,017
Changes due to settlements of plan & Past Service Cost	(681)	1,075	910
Transfer out	(16,660)	(16,514)	(16,215)
Total expenses	₩ 236,831	₩ 239,102	₩ 240,310